Schedule of Investments(a)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–43.05%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$250,000	$236,395
Lamar Media Corp., 4.88%, 01/15/2029	250,000	238,784
		475,179
Aerospace & Defense–1.18%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	3,920,000	3,890,481
5.30%, 03/26/2034(b)	4,840,000	4,770,033
5.50%, 03/26/2054(b)	1,351,000	1,316,521
Boeing Co. (The),
6.26%, 05/01/2027(b)(c)	1,657,000	1,668,413
6.30%, 05/01/2029(b)	2,358,000	2,378,181
6.39%, 05/01/2031(b)	510,000	516,120
6.53%, 05/01/2034(b)(c)	12,572,000	12,753,144
6.86%, 05/01/2054(b)	2,167,000	2,199,215
L3Harris Technologies, Inc., 5.40%, 07/31/2033	702,000	696,640
Lockheed Martin Corp.,
5.10%, 11/15/2027	625,000	628,375
4.50%, 02/15/2029	3,363,000	3,300,779
4.80%, 08/15/2034(c)	4,851,000	4,720,840
5.90%, 11/15/2063	473,000	499,028
RTX Corp.,
5.75%, 01/15/2029	2,030,000	2,083,586
6.00%, 03/15/2031	1,588,000	1,649,564
5.15%, 02/27/2033	1,950,000	1,919,123
6.40%, 03/15/2054	1,616,000	1,763,261
TransDigm, Inc.,
6.75%, 08/15/2028(b)(c)	4,170,000	4,222,502
6.38%, 03/01/2029(b)	4,667,000	4,662,709
6.63%, 03/01/2032(b)	4,047,000	4,064,054
		59,702,569
Agricultural & Farm Machinery–0.21%
AGCO Corp.,
5.45%, 03/21/2027	1,647,000	1,645,650
5.80%, 03/21/2034(c)	3,157,000	3,153,192
John Deere Capital Corp., 5.10%, 04/11/2034	5,751,000	5,722,932
		10,521,774
Air Freight & Logistics–0.52%
GXO Logistics, Inc.,
6.25%, 05/06/2029	6,895,000	6,994,118
6.50%, 05/06/2034	4,136,000	4,208,796
United Parcel Service, Inc.,
5.15%, 05/22/2034(c)	4,136,000	4,118,226
5.50%, 05/22/2054	7,301,000	7,232,984
5.60%, 05/22/2064	3,787,000	3,752,059
		26,306,183
Apparel, Accessories & Luxury Goods–0.04%
Tapestry, Inc., 7.00%, 11/27/2026	1,742,000	1,789,152
	Principal Amount	Value
Application Software–0.15%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	$2,614,000	$2,601,294
Intuit, Inc., 5.20%, 09/15/2033	2,504,000	2,501,208
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	500,000	490,047
6.50%, 06/01/2032(b)(c)	1,956,000	1,962,834
		7,555,383
Asset Management & Custody Banks–0.55%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,397,000	3,472,102
5.15%, 05/15/2033(c)	2,152,000	2,146,626
Ares Capital Corp.,
5.88%, 03/01/2029	88,000	87,074
5.95%, 07/15/2029	3,631,000	3,585,322
Bank of New York Mellon Corp. (The),
4.98%, 03/14/2030(d)	1,266,000	1,253,392
5.19%, 03/14/2035(d)	974,000	957,281
Series J, 4.97%, 04/26/2034(d)	66,000	64,217
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	5,020,000	4,530,561
5.88%, 11/15/2027	4,375,000	4,347,486
Northern Trust Corp., 6.13%, 11/02/2032	45,000	46,710
State Street Corp.,
5.68%, 11/21/2029(d)	4,443,000	4,537,953
6.12%, 11/21/2034(d)	2,796,000	2,893,157
		27,921,881
Automobile Manufacturers–0.92%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)(c)	775,000	748,015
American Honda Finance Corp., 4.90%, 01/10/2034(c)	3,692,000	3,578,664
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)(c)	1,567,000	1,555,244
5.38%, 01/18/2034(b)(c)	1,257,000	1,246,528
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	2,988,000	3,042,605
7.35%, 11/04/2027(c)	2,524,000	2,629,357
6.80%, 05/12/2028	4,048,000	4,164,882
6.80%, 11/07/2028	2,439,000	2,519,664
7.20%, 06/10/2030	1,689,000	1,768,965
7.12%, 11/07/2033	1,760,000	1,857,220
Hyundai Capital America,
5.60%, 03/30/2028(b)	1,741,000	1,744,845
5.35%, 03/19/2029(b)(c)	1,554,000	1,543,674
5.80%, 04/01/2030(b)	382,000	386,791
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)(c)	2,618,000	2,612,845
4.85%, 01/11/2029(b)(c)	2,925,000	2,893,175
5.00%, 01/11/2034(b)	937,000	911,672

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
5.25%, 09/11/2028(c)	$1,523,000	$1,537,146
5.10%, 03/21/2031(c)	1,592,000	1,588,252
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	5,682,000	5,630,569
5.60%, 03/22/2034(b)(c)	4,740,000	4,704,374
		46,664,487
Automotive Parts & Equipment–0.61%
Cougar JV Subsidiary, LLC, 8.00%, 05/15/2032(b)	247,000	254,767
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	2,616,000	2,600,814
4.90%, 05/01/2033(b)	2,015,000	1,952,528
5.20%, 10/30/2034(b)	3,713,000	3,654,030
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	125,000	114,729
Phinia, Inc., 6.75%, 04/15/2029(b)	750,000	756,413
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	4,605,000	4,689,101
7.13%, 04/14/2030(b)(c)	6,851,000	7,072,678
6.75%, 04/23/2030(b)	3,597,000	3,643,646
6.88%, 04/23/2032(b)	5,755,000	5,890,979
		30,629,685
Automotive Retail–0.11%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,880,000	1,865,051
AutoZone, Inc., 5.20%, 08/01/2033	1,570,000	1,548,071
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	800,000	731,000
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	744,066
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	500,000	475,853
		5,364,041
Biotechnology–0.57%
AbbVie, Inc.,
4.80%, 03/15/2029	4,552,000	4,510,126
5.05%, 03/15/2034(c)	5,637,000	5,579,050
5.35%, 03/15/2044	3,685,000	3,630,338
5.40%, 03/15/2054	4,288,000	4,230,163
5.50%, 03/15/2064	4,392,000	4,321,336
Amgen, Inc.,
5.25%, 03/02/2025	1,380,000	1,376,870
5.15%, 03/02/2028	1,638,000	1,634,010
5.25%, 03/02/2030	690,000	692,046
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	1,576,000	1,578,091
5.55%, 10/15/2053(c)	1,285,000	1,276,084
		28,828,114
Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	400,000	376,470
	Principal Amount	Value
Brewers–(continued)
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	$250,000	$216,084
		592,554
Broadline Retail–0.04%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	600,000	483,234
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	181,722
Grupo Axo, S.A.P.I. de C.V. (Mexico), 5.75%, 06/08/2026(b)	800,000	775,357
Kohl’s Corp., 4.25%, 07/17/2025	250,000	243,826
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	250,000	240,949
Prosus N.V. (China),
3.06%, 07/13/2031(b)	200,000	162,356
4.19%, 01/19/2032(b)	200,000	172,620
		2,260,064
Building Products–0.08%
Carrier Global Corp., 5.90%, 03/15/2034(c)	889,000	924,049
Lennox International, Inc., 5.50%, 09/15/2028	2,208,000	2,216,008
Sisecam UK PLC (Turkey), 8.63%, 05/02/2032(b)	800,000	815,508
		3,955,565
Cable & Satellite–0.36%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	250,000	239,106
6.38%, 09/01/2029(b)(c)	3,948,000	3,698,544
7.38%, 03/01/2031(b)(c)	3,880,000	3,756,450
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034(c)	3,968,000	4,020,519
Comcast Corp., 5.50%, 11/15/2032	1,304,000	1,329,538
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	607,000	603,133
5.80%, 12/15/2053(b)	3,448,000	3,279,382
CSC Holdings LLC, 5.50%, 04/15/2027(b)	425,000	326,063
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	250,000	237,613
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	275,000	248,306
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	250,000	245,563
		17,984,217
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Cargo Ground Transportation–0.17%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	$447,000	$448,681
5.35%, 01/12/2027(b)(c)	473,000	472,113
5.70%, 02/01/2028(b)	675,000	679,313
5.55%, 05/01/2028(b)	1,405,000	1,410,684
6.05%, 08/01/2028(b)(c)	1,502,000	1,533,798
6.20%, 06/15/2030(b)(c)	602,000	623,970
Ryder System, Inc., 6.60%, 12/01/2033	3,031,000	3,231,302
		8,399,861
Casinos & Gaming–0.04%
Melco Resorts Finance Ltd. (Hong Kong), 5.25%, 04/26/2026(b)	750,000	724,455
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	250,000	217,922
Wynn Macau Ltd. (Macau),
5.63%, 08/26/2028(b)	500,000	467,611
5.13%, 12/15/2029(b)(c)	400,000	359,540
		1,769,528
Coal & Consumable Fuels–0.01%
PT Adaro Indonesia (Indonesia), 4.25%, 10/31/2024(b)	400,000	396,041
Commercial & Residential Mortgage Finance–0.21%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	1,110,000	1,130,760
6.75%, 10/25/2028(b)(c)	3,173,000	3,300,825
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	250,000	246,751
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	1,802,000	1,838,162
Radian Group, Inc., 6.20%, 05/15/2029	3,778,000	3,802,670
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	445,000	414,290
		10,733,458
Commodity Chemicals–0.02%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,000,000	985,577
Communications Equipment–0.02%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	1,179,000	1,157,482
Computer & Electronics Retail–0.02%
Leidos, Inc., 5.75%, 03/15/2033	937,000	947,121
Construction & Engineering–0.00%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(e)	130,161	97,100
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(e)	200,000	137,415
		234,515
	Principal Amount	Value
Construction Machinery & Heavy Transportation Equipment– 0.18%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025(c)	$4,702,000	$4,700,563
Cummins, Inc.,
4.90%, 02/20/2029(c)	1,498,000	1,497,166
5.45%, 02/20/2054(c)	3,045,000	2,986,532
		9,184,261
Construction Materials–0.01%
CEMEX S.A.B. de C.V. (Mexico), 9.13%(b)(d)(f)	600,000	645,260
Consumer Electronics–0.28%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	9,565,000	9,610,376
5.63%, 04/24/2029(b)	4,335,000	4,394,034
		14,004,410
Consumer Finance–0.76%
American Express Co.,
5.65%, 04/23/2027(d)	8,273,000	8,305,417
5.53%, 04/25/2030(d)	7,446,000	7,517,043
5.92%, 04/25/2035(d)	6,783,000	6,871,619
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	1,529,000	1,580,286
6.31%, 06/08/2029(d)	1,479,000	1,510,021
7.62%, 10/30/2031(d)	78,000	85,342
6.38%, 06/08/2034(d)	1,326,000	1,359,072
FirstCash, Inc.,
4.63%, 09/01/2028(b)	400,000	375,401
6.88%, 03/01/2032(b)	10,102,000	10,030,145
General Motors Financial Co., Inc., 5.40%, 04/06/2026	332,000	331,017
Navient Corp., 5.00%, 03/15/2027	250,000	237,451
OneMain Finance Corp., 3.50%, 01/15/2027	275,000	254,529
		38,457,343
Consumer Staples Merchandise Retail–0.04%
Cencosud S.A. (Chile), 5.95%, 05/28/2031(b)	800,000	791,360
Dollar General Corp., 5.50%, 11/01/2052(c)	676,000	629,397
Target Corp., 4.80%, 01/15/2053	833,000	757,327
		2,178,084
Copper–0.01%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	200,000	197,067
PT Freeport Indonesia (Indonesia), 4.76%, 04/14/2027(b)	217,000	211,815
		408,882
Distillers & Vintners–0.01%
Constellation Brands, Inc., 4.90%, 05/01/2033(c)	389,000	374,135
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Distributors–0.06%
Genuine Parts Co., 6.88%, 11/01/2033	$2,935,000	$3,218,715
Diversified Banks–7.29%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	19,640,850
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	1,228,000	1,304,128
6.75%(b)(d)(f)	1,224,000	1,229,428
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(c)(d)	2,600,000	2,865,457
9.38%(c)(d)(f)	3,401,000	3,637,461
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	377,753
Banco de Credito e Inversiones S.A. (Chile), 8.75%(b)(d)(f)	430,000	451,868
Banco del Estado de Chile (Chile), 7.95%(b)(d)(f)	421,000	434,876
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)	800,000	779,800
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	180,878
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)(d)	2,600,000	2,654,372
5.55%, 03/14/2028(d)	4,400,000	4,380,503
5.54%, 03/14/2030(d)	5,200,000	5,163,361
9.63%(c)(d)(f)	4,400,000	4,714,323
9.63%(d)(f)	4,800,000	5,276,947
Bank Gospodarstwa Krajowego (Poland),
6.25%, 10/31/2028(b)	550,000	567,934
5.38%, 05/22/2033(b)	200,000	196,563
Bank of America Corp.,
6.41% (SOFR + 1.05%), 02/04/2028(c)(g)	863,000	871,544
4.95%, 07/22/2028(d)	500,000	494,380
5.20%, 04/25/2029(d)	2,493,000	2,480,175
5.02%, 07/22/2033(c)(d)	47,000	45,810
5.29%, 04/25/2034(d)	1,188,000	1,169,967
5.47%, 01/23/2035(c)(d)	2,507,000	2,491,449
Bank of Montreal (Canada), 7.70%, 05/26/2084(d)	7,667,000	7,773,257
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	1,611,000	1,685,892
8.00%, 01/27/2084(c)(d)	3,509,000	3,585,507
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	200,000	212,372
BBVA Bancomer S.A. (Mexico),
8.45%, 06/29/2038(b)(d)	300,000	315,214
8.13%, 01/08/2039(b)(d)	3,305,000	3,391,462
BPCE S.A. (France),
5.20%, 01/18/2027(b)(c)	1,526,000	1,521,810
5.28%, 05/30/2029(b)	3,033,000	3,021,713
5.72%, 01/18/2030(b)(d)	1,761,000	1,760,941
6.51%, 01/18/2035(b)(d)	1,662,000	1,687,796
5.94%, 05/30/2035(b)(d)	4,850,000	4,851,129
Citibank N.A., 5.57%, 04/30/2034	6,047,000	6,133,550
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.17%, 02/13/2030(d)	$2,502,000	$2,478,573
6.17%, 05/25/2034(d)	179,000	181,869
5.83%, 02/13/2035(c)(d)	6,813,000	6,746,177
Series AA, 7.63%(c)(d)(f)	8,532,000	8,887,682
Series BB, 7.20%(d)(f)	8,271,000	8,444,054
Series CC, 7.13%(d)(f)	13,229,000	13,232,577
Series Z, 7.38%(c)(d)(f)	9,110,000	9,347,234
Comerica, Inc., 5.98%, 01/30/2030(d)	35,000	34,516
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,865,000	3,850,067
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)(d)	3,112,000	3,094,181
6.25%, 01/10/2035(b)(d)	2,235,000	2,264,359
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	191,576
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,344,000	1,339,092
4.55%, 08/23/2027(b)(c)	1,358,000	1,327,901
Fifth Third Bancorp,
2.38%, 01/28/2025	481,000	470,499
1.71%, 11/01/2027(d)	555,000	507,189
6.34%, 07/27/2029(c)(d)	389,000	398,920
4.77%, 07/28/2030(d)	1,317,000	1,266,363
5.63%, 01/29/2032(d)	701,000	695,030
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	2,100,000	2,114,759
5.60%, 05/17/2028(d)	6,430,000	6,449,057
5.21%, 08/11/2028(d)	1,111,000	1,100,951
5.73%, 05/17/2032(d)	5,232,000	5,249,215
7.40%, 11/13/2034(d)	200,000	217,368
6.33%, 03/09/2044(d)	1,724,000	1,822,214
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(c)(d)	3,760,000	3,732,130
5.55%, 03/19/2035(c)(d)	6,394,000	6,334,771
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	6,044,000	6,083,127
4.85%, 07/25/2028(c)(d)	540,000	533,100
5.30%, 07/24/2029(d)	2,028,000	2,026,307
6.09%, 10/23/2029(d)	2,505,000	2,578,680
5.01%, 01/23/2030(d)	1,572,000	1,551,750
5.58%, 04/22/2030(c)(d)	4,811,000	4,865,126
5.72%, 09/14/2033(c)(d)	1,357,000	1,372,979
6.25%, 10/23/2034(d)	3,860,000	4,074,617
5.34%, 01/23/2035(d)	1,294,000	1,279,948
Series W, 6.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(g)	571,000	519,061
Series NN, 6.88%(c)(d)(f)	4,237,000	4,382,698
KeyBank N.A.,
3.30%, 06/01/2025	1,289,000	1,255,197
4.15%, 08/08/2025(c)	1,086,000	1,062,847
5.85%, 11/15/2027(c)	1,318,000	1,308,956
KeyCorp,
6.62% (SOFR + 1.25%), 05/23/2025(g)	956,000	956,494
2.55%, 10/01/2029(c)	468,000	395,123
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(b)	$325,000	$326,669
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025(c)	1,438,000	1,409,378
4.70%, 01/27/2028	1,549,000	1,487,687
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)(d)	6,653,000	6,631,178
5.43%, 04/17/2035(d)	7,052,000	7,020,439
8.20%(c)(d)(f)	8,024,000	8,621,026
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(d)	1,190,000	1,205,154
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	3,333,000	3,374,439
4.95%, 01/14/2028(d)	1,249,000	1,237,141
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	2,607,000	2,617,845
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,771,000	1,769,584
5.00%, 05/30/2028(b)	1,766,000	1,761,287
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	2,621,000	2,684,750
5.58%, 06/12/2029(c)(d)	2,295,000	2,310,769
6.04%, 10/28/2033(d)	49,000	50,302
5.07%, 01/24/2034(d)	834,000	800,961
6.88%, 10/20/2034(c)(d)	2,169,000	2,351,674
Series V, 6.20%(c)(d)(f)	1,270,000	1,251,001
Series W, 6.25%(c)(d)(f)	1,847,000	1,767,267
Royal Bank of Canada (Canada),
6.07% (SOFR + 0.71%), 01/21/2027(g)	549,000	551,098
4.95%, 02/01/2029(c)	1,102,000	1,093,094
7.50%, 05/02/2084(d)	9,139,000	9,322,018
Societe Generale S.A. (France),
6.07%, 01/19/2035(b)(d)	1,526,000	1,527,467
7.13%, 01/19/2055(b)(d)	1,386,000	1,381,266
8.50%(b)(d)(f)	11,122,000	10,883,811
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	1,140,000	1,150,205
6.75%, 02/08/2028(b)(d)	1,550,000	1,591,843
7.02%, 02/08/2030(b)(d)	1,559,000	1,642,076
2.68%, 06/29/2032(b)(d)	3,298,000	2,698,672
7.75%(b)(d)(f)	7,700,000	7,788,450
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(f)	9,622,000	9,541,282
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,139,000	1,143,853
5.65%, 09/14/2026(b)	1,170,000	1,176,208
5.55%, 09/14/2028(b)(c)	2,500,000	2,533,198
5.20%, 03/07/2029(b)(c)	4,384,000	4,391,491
5.35%, 03/07/2034(b)	3,301,000	3,302,171
Synovus Bank, 5.63%, 02/15/2028	1,274,000	1,229,812
	Principal Amount	Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	$1,574,000	$1,635,288
Turkiye Ihracat Kredi Bankasi A.S. (Turkey), 7.50%, 02/06/2028(b)	300,000	301,328
U.S. Bancorp,
5.78%, 06/12/2029(d)	1,763,000	1,783,032
5.38%, 01/23/2030(c)(d)	3,016,000	3,009,683
4.97%, 07/22/2033(d)	455,000	425,730
4.84%, 02/01/2034(d)	1,670,000	1,573,969
5.84%, 06/12/2034(d)	121,000	122,028
UBS AG (Switzerland),
3.63%, 09/09/2024	1,384,000	1,376,308
5.65%, 09/11/2028	1,528,000	1,556,014
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	3,736,000	3,762,310
4.81%, 07/25/2028(d)	323,000	317,320
5.57%, 07/25/2029(d)	1,459,000	1,467,637
6.30%, 10/23/2029(c)(d)	1,720,000	1,780,455
5.20%, 01/23/2030(c)(d)	1,757,000	1,742,677
5.39%, 04/24/2034(d)	55,000	54,149
5.56%, 07/25/2034(d)	3,676,000	3,660,884
6.49%, 10/23/2034(d)	4,504,000	4,792,246
5.50%, 01/23/2035(c)(d)	2,382,000	2,362,238
7.63%(c)(d)(f)	1,592,000	1,680,380
		368,405,046
Diversified Capital Markets–0.30%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(f)(h)	5,650,000	678,000
5.25%(b)(d)(f)(h)	3,522,000	422,640
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)(d)	1,095,000	1,090,591
6.30%, 09/22/2034(b)(d)	1,953,000	2,039,846
5.70%, 02/08/2035(b)(c)(d)	1,386,000	1,384,592
7.75%(b)(c)(d)(f)	5,263,000	5,336,577
9.25%(b)(d)(f)	2,132,000	2,378,037
9.25%(b)(d)(f)	1,791,000	1,916,689
		15,246,972
Diversified Chemicals–0.01%
MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(b)	200,000	177,312
SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(b)	200,000	194,285
		371,597
Diversified Financial Services–1.98%
Abu Dhabi Developmental Holding Co. PJSC (United Arab Emirates), 5.50%, 05/08/2034(b)	290,000	294,498
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	916,000	922,732
Apollo Global Management, Inc.,
6.38%, 11/15/2033	2,885,000	3,067,768
5.80%, 05/21/2054	4,420,000	4,373,312
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	$3,008,000	$3,051,383
5.75%, 03/01/2029(b)	6,063,000	6,024,356
5.75%, 11/15/2029(b)	5,708,000	5,667,988
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	11,313,000	11,131,337
BOC Aviation (USA) Corp. (China), 4.88%, 05/03/2033(b)	310,000	300,228
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)(c)	2,386,000	2,441,317
5.75%, 01/15/2034	3,609,000	3,633,953
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	1,833,000	1,829,109
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	8,170,000	8,000,982
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)	750,000	777,042
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	250,000	230,057
LPL Holdings, Inc.,
5.70%, 05/20/2027(c)	5,776,000	5,792,761
6.00%, 05/20/2034	6,768,000	6,793,531
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	2,672,000	2,702,397
6.50%, 03/26/2031(b)	2,559,000	2,600,824
Nuveen LLC,
5.55%, 01/15/2030(b)	2,674,000	2,681,712
5.85%, 04/15/2034(b)(c)	4,191,000	4,203,640
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,285,403
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(e)	22,056,000	14,061,472
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(e)	17,353	16,479
		99,884,281
Diversified Metals & Mining–0.54%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	3,130,000	3,135,818
5.25%, 09/08/2030	2,262,000	2,277,332
5.25%, 09/08/2033(c)	3,949,000	3,928,675
5.50%, 09/08/2053(c)	1,290,000	1,275,092
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,382,275
Glencore Funding LLC (Australia),
6.42% (SOFR + 1.06%), 04/04/2027(b)(g)	3,695,000	3,707,045
5.37%, 04/04/2029(b)	4,010,000	3,990,272
5.63%, 04/04/2034(b)	2,757,000	2,709,781
5.89%, 04/04/2054(b)(c)	2,244,000	2,181,117
	Principal Amount	Value
Diversified Metals & Mining–(continued)
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	$500,000	$493,584
		27,080,991
Diversified REITs–0.24%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)(c)	7,067,000	6,879,899
6.39%, 01/15/2050(b)	3,343,000	2,650,409
VICI Properties L.P.,
5.75%, 04/01/2034(c)	1,252,000	1,232,188
6.13%, 04/01/2054	1,356,000	1,299,844
		12,062,340
Diversified Support Services–0.14%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	2,559,000	2,638,577
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,522,000	1,539,111
7.75%, 03/15/2031(b)	2,603,000	2,720,260
		6,897,948
Drug Retail–0.06%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	2,960,000	2,852,149
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	250,000	238,604
		3,090,753
Electric Utilities–3.02%
Alabama Power Co., 5.85%, 11/15/2033	812,000	842,933
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,530,000	1,608,148
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	198,588	148,389
American Electric Power Co., Inc.,
5.75%, 11/01/2027	647,000	656,965
5.20%, 01/15/2029(c)	2,627,000	2,610,849
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028(c)	1,198,000	1,203,498
Series AJ, 4.85%, 10/01/2052	841,000	753,420
Comision Federal de Electricidad (Mexico), 6.26%, 02/15/2052(b)	600,000	519,885
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034(c)	1,376,000	1,394,798
5.90%, 11/15/2053	1,923,000	1,976,083
Constellation Energy Generation LLC,
6.13%, 01/15/2034	926,000	964,550
6.50%, 10/01/2053(c)	797,000	851,867
5.75%, 03/15/2054	3,648,000	3,540,722
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	1,014,000	1,096,357
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	943,000	898,923
Duke Energy Corp.,
4.85%, 01/05/2029(c)	2,519,000	2,472,677
5.00%, 08/15/2052(c)	784,000	685,210
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Indiana LLC, 5.40%, 04/01/2053	$1,145,000	$1,085,580
Edison International, 7.88%, 06/15/2054(d)	5,672,000	5,810,675
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	400,000	382,764
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,488,000	1,506,613
9.13%(b)(c)(d)(f)	3,285,000	3,616,824
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	1,266,000	1,286,897
Entergy Corp., 7.13%, 12/01/2054(d)	3,724,000	3,712,376
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	669,000	646,665
Eversource Energy, 5.50%, 01/01/2034(c)	2,155,000	2,110,931
Exelon Corp.,
5.15%, 03/15/2029	2,254,000	2,243,385
5.45%, 03/15/2034(c)	2,161,000	2,143,349
5.60%, 03/15/2053	2,958,000	2,865,396
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	511,000	509,599
Florida Power & Light Co., 4.80%, 05/15/2033	645,000	626,534
Georgia Power Co., 4.95%, 05/17/2033	805,000	783,689
Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	180,000	163,439
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	190,946
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	2,377,000	2,333,101
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	674,000	681,242
5.85%, 09/15/2054	1,127,000	1,155,594
5.30%, 02/01/2055	2,276,000	2,155,999
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	207,501
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029(c)	3,819,000	3,780,137
5.00%, 02/07/2031(c)	3,572,000	3,555,977
5.80%, 01/15/2033(c)	519,000	535,062
7.13%, 09/15/2053(d)	13,428,000	13,840,548
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,148,000	1,150,596
4.90%, 03/15/2029	5,766,000	5,687,560
5.25%, 03/15/2034(c)	5,625,000	5,512,333
5.55%, 03/15/2054(c)	5,806,000	5,622,817
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	2,622,000	2,546,142
Ohio Power Co., 5.65%, 06/01/2034(c)	4,356,000	4,371,419
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	581,000	569,894
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,178,000	2,228,067
	Principal Amount	Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029	$2,470,000	$2,454,773
5.30%, 02/15/2031	2,599,000	2,571,121
5.45%, 02/15/2034(c)	3,164,000	3,094,890
5.80%, 01/15/2055(c)	2,413,000	2,299,342
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	199,278
3.38%, 02/05/2030(b)	200,000	178,326
Public Service Co. of Colorado, 5.25%, 04/01/2053	876,000	804,614
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	1,019,000	1,022,346
Public Service Electric and Gas Co., 5.13%, 03/15/2053	570,000	537,642
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	2,061,000	1,952,293
5.55%, 04/15/2054	4,187,000	4,088,591
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	776,000	779,526
Southern Co. (The), 5.70%, 10/15/2032	531,000	541,120
Southwestern Electric Power Co., 5.30%, 04/01/2033	716,000	692,583
Union Electric Co., 5.20%, 04/01/2034	5,780,000	5,703,170
Virginia Electric and Power Co.,
5.00%, 04/01/2033	806,000	781,983
5.35%, 01/15/2054(c)	1,851,000	1,754,026
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,000,000	984,585
7.75%, 10/15/2031(b)	3,953,000	4,110,100
6.88%, 04/15/2032(b)	5,446,000	5,485,004
6.95%, 10/15/2033(b)	1,956,000	2,085,187
6.00%, 04/15/2034(b)(c)	2,869,000	2,875,718
		152,841,143
Electrical Components & Equipment–0.15%
EnerSys, 4.38%, 12/15/2027(b)	250,000	235,964
Regal Rexnord Corp.,
6.05%, 04/15/2028	60,000	60,930
6.30%, 02/15/2030	654,000	669,802
6.40%, 04/15/2033	865,000	890,866
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	275,000	250,045
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	5,326,000	5,489,157
		7,596,764
Electronic Manufacturing Services–0.09%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	4,675,000	4,688,989
Environmental & Facilities Services–0.26%
Ambipar Lux S.a.r.l. (Brazil), 9.88%, 02/06/2031(b)	310,000	299,777
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	250,000	245,476
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Environmental & Facilities Services–(continued)
Republic Services, Inc.,
4.88%, 04/01/2029	$2,868,000	$2,836,105
5.00%, 12/15/2033	2,497,000	2,436,016
5.00%, 04/01/2034	548,000	535,000
Veralto Corp.,
5.50%, 09/18/2026(b)	2,325,000	2,319,769
5.35%, 09/18/2028(b)	2,960,000	2,965,151
5.45%, 09/18/2033(b)	1,604,000	1,589,215
		13,226,509
Financial Exchanges & Data–0.18%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	268,000	232,053
Intercontinental Exchange, Inc.,
5.25%, 06/15/2031	4,191,000	4,211,375
4.95%, 06/15/2052(c)	539,000	494,575
5.20%, 06/15/2062	1,151,000	1,077,534
Nasdaq, Inc.,
5.35%, 06/28/2028	591,000	594,178
5.55%, 02/15/2034	942,000	941,026
5.95%, 08/15/2053(c)	425,000	432,344
6.10%, 06/28/2063	942,000	967,578
		8,950,663
Food Retail–0.09%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(b)	3,168,000	3,111,664
5.62%, 02/12/2054(b)(c)	1,216,000	1,192,442
		4,304,106
Forest Products–0.01%
Celulosa Arauco y Constitucion S.A. (Chile),
4.50%, 08/01/2024	500,000	499,760
5.15%, 01/29/2050(b)	200,000	162,405
		662,165
Gas Utilities–0.12%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	1,118,000	1,168,113
6.20%, 11/15/2053(c)	864,000	934,492
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	305,210
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,407,000	1,404,138
Promigas S.A. ESP/Gases del Pacifico SAC (Colombia), 3.75%, 10/16/2029(b)	400,000	357,618
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033(c)	1,002,000	1,024,739
Southwest Gas Corp., 5.45%, 03/23/2028(c)	642,000	644,721
		5,839,031
Gold–0.01%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(b)	200,000	189,310
	Principal Amount	Value
Gold–(continued)
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	$250,000	$250,967
		440,277
Health Care Distributors–0.08%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	2,242,000	2,229,991
Cencora, Inc., 5.13%, 02/15/2034	1,976,000	1,935,235
		4,165,226
Health Care Equipment–0.18%
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	3,607,000	3,591,682
5.40%, 03/20/2034	5,458,000	5,350,648
		8,942,330
Health Care Facilities–0.31%
Adventist Health System, 5.76%, 12/01/2034	2,374,000	2,374,023
CommonSpirit Health,
5.32%, 12/01/2034	6,034,000	5,896,845
5.55%, 12/01/2054(c)	2,260,000	2,203,332
Encompass Health Corp., 4.50%, 02/01/2028	250,000	236,385
HCA, Inc., 5.90%, 06/01/2053(c)	1,793,000	1,739,378
Tenet Healthcare Corp., 6.13%, 10/01/2028	500,000	495,717
UPMC,
5.04%, 05/15/2033	1,757,000	1,722,175
5.38%, 05/15/2043	773,000	765,711
		15,433,566
Health Care REITs–0.13%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	1,302,000	1,249,085
5.63%, 05/15/2054	5,741,000	5,422,450
		6,671,535
Health Care Services–0.39%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	250,000	245,295
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	125,000	125,301
8.00%, 12/15/2027(b)	112,000	112,138
6.00%, 01/15/2029(b)	150,000	134,458
CVS Health Corp.,
5.00%, 01/30/2029	1,374,000	1,355,859
5.25%, 01/30/2031	188,000	185,203
5.30%, 06/01/2033(c)	1,461,000	1,422,325
6.00%, 06/01/2063	678,000	651,814
Icon Investments Six DAC,
5.81%, 05/08/2027	3,653,000	3,681,708
5.85%, 05/08/2029	3,196,000	3,237,182
6.00%, 05/08/2034	3,838,000	3,909,514
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,510,000	950,547
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,645,000	1,561,273
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,734,000	1,851,845
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Select Medical Corp., 6.25%, 08/15/2026(b)	$250,000	$250,250
		19,674,712
Health Care Supplies–0.67%
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	250,000	250,363
Solventum Corp.,
5.45%, 02/25/2027(b)	4,418,000	4,412,256
5.40%, 03/01/2029(b)(c)	13,178,000	13,101,769
5.60%, 03/23/2034(b)	7,311,000	7,185,665
5.90%, 04/30/2054(b)(c)	4,185,000	4,023,541
6.00%, 05/15/2064(b)	5,245,000	5,014,061
		33,987,655
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,212,096	1,074,978
Home Improvement Retail–0.11%
Home Depot, Inc. (The), 4.90%, 04/15/2029(c)	2,928,000	2,923,141
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	1,197,000	1,174,746
5.75%, 07/01/2053	420,000	414,454
5.80%, 09/15/2062	441,000	429,300
5.85%, 04/01/2063	632,000	618,736
		5,560,377
Homebuilding–0.00%
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	246,337
Hotel & Resort REITs–0.07%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	1,869,000	1,850,547
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	250,000	232,366
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	500,000	472,629
Service Properties Trust,
4.75%, 10/01/2026	400,000	374,348
4.95%, 02/15/2027(c)	473,000	431,951
5.50%, 12/15/2027	260,000	239,066
		3,600,907
Hotels, Resorts & Cruise Lines–0.23%
Carnival Corp.,
6.00%, 05/01/2029(b)	150,000	146,696
7.00%, 08/15/2029(b)	1,417,000	1,456,366
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)(c)	275,000	272,676
5.88%, 04/01/2029(b)(c)	1,796,000	1,781,704
6.13%, 04/01/2032(b)	2,739,000	2,709,687
Marriott International, Inc.,
4.88%, 05/15/2029	1,324,000	1,301,182
5.30%, 05/15/2034(c)	2,122,000	2,077,341
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)(c)	$250,000	$244,385
6.25%, 03/15/2032(b)	1,719,000	1,712,239
		11,702,276
Independent Power Producers & Energy Traders–0.27%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	250,000	237,850
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	190,847
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	185,120
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),
5.38%, 12/30/2030(b)	650,000	543,255
5.38%, 12/30/2030(b)	3,375,000	2,820,745
Vistra Corp.,
7.00%(b)(c)(d)(f)	3,538,000	3,515,217
Series C, 8.88%(b)(d)(f)	5,922,000	6,146,746
		13,639,780
Industrial Conglomerates–0.55%
Honeywell International, Inc.,
4.88%, 09/01/2029	4,825,000	4,816,134
4.95%, 09/01/2031	5,906,000	5,886,819
5.00%, 02/15/2033(c)	700,000	698,813
5.00%, 03/01/2035	4,827,000	4,764,436
5.25%, 03/01/2054(c)	4,437,000	4,304,669
5.35%, 03/01/2064	7,236,000	7,039,197
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	236,000	233,096
		27,743,164
Industrial Machinery & Supplies & Components–0.18%
Enpro, Inc., 5.75%, 10/15/2026	500,000	494,792
ESAB Corp., 6.25%, 04/15/2029(b)	500,000	501,771
Ingersoll Rand, Inc.,
5.20%, 06/15/2027(c)	4,204,000	4,205,120
5.40%, 08/14/2028	423,000	426,464
Nordson Corp.,
5.60%, 09/15/2028	667,000	673,688
5.80%, 09/15/2033	1,158,000	1,185,583
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,541,000	1,539,620
		9,027,038
Industrial REITs–0.30%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	190,389
LXP Industrial Trust, 6.75%, 11/15/2028	1,152,000	1,191,042
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Industrial REITs–(continued)
Prologis L.P.,
4.88%, 06/15/2028	$1,252,000	$1,242,920
5.13%, 01/15/2034	1,206,000	1,187,520
5.00%, 03/15/2034(c)	7,176,000	7,001,210
5.25%, 06/15/2053(c)	2,700,000	2,550,466
5.25%, 03/15/2054	2,014,000	1,888,518
		15,252,065
Insurance Brokers–0.11%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	62,000	68,314
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	1,233,000	1,226,745
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	2,065,000	2,088,902
5.45%, 03/15/2053	567,000	550,027
5.70%, 09/15/2053	1,843,000	1,853,497
		5,787,485
Integrated Oil & Gas–0.43%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	863,000	835,063
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	136,000	110,888
8.38%, 01/19/2036	5,728,000	5,601,038
Empresa Nacional del Petroleo (Chile), 6.15%, 05/10/2033(b)	600,000	601,338
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	3,160,000	3,140,256
Occidental Petroleum Corp.,
6.45%, 09/15/2036	2,548,000	2,655,690
4.63%, 06/15/2045	1,326,000	1,052,202
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	3,596,930	3,533,475
6.70%, 02/16/2032	4,851,000	4,067,347
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	185,616
		21,782,913
Integrated Telecommunication Services–0.34%
AT&T, Inc., 5.40%, 02/15/2034	1,668,000	1,655,843
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	10,020,000	9,429,312
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	125,000	121,820
IHS Holding Ltd. (Nigeria), 5.63%, 11/29/2026(b)	206,000	194,928
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	250,000	248,404
8.50%, 04/15/2031(b)	4,715,000	4,776,208
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	184,984
Turk Telekomunikasyon A.S. (Turkey), 7.38%, 05/20/2029(b)	700,000	699,695
		17,311,194
	Principal Amount	Value
Interactive Media & Services–0.05%
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	$300,000	$264,934
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	250,000	236,971
Meta Platforms, Inc., 5.75%, 05/15/2063	1,826,000	1,867,253
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	174,309
		2,543,467
Internet Services & Infrastructure–0.00%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	600,000	92,520
Investment Banking & Brokerage–1.33%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	2,176,000	2,177,365
Charles Schwab Corp. (The),
5.64%, 05/19/2029(d)	1,621,000	1,637,002
5.85%, 05/19/2034(d)	1,619,000	1,645,279
Series K, 5.00%(c)(d)(f)	762,000	727,619
Goldman Sachs Group, Inc. (The),
6.14% (SOFR + 0.79%), 12/09/2026(g)	1,135,000	1,137,721
5.73%, 04/25/2030(d)	4,437,000	4,497,279
5.85%, 04/25/2035(d)	5,184,000	5,296,366
Series V, 4.13%(c)(d)(f)	2,395,000	2,222,628
Series W, 7.50%(c)(d)(f)	12,728,000	13,291,481
Series Z, 7.50%(d)(f)	14,486,000	14,919,349
Morgan Stanley,
5.12%, 02/01/2029(d)	488,000	484,919
5.16%, 04/20/2029(d)	1,591,000	1,580,695
5.45%, 07/20/2029(d)	778,000	780,956
6.41%, 11/01/2029(d)	2,102,000	2,188,350
5.17%, 01/16/2030(c)(d)	1,707,000	1,695,429
5.25%, 04/21/2034(d)	199,000	194,557
5.42%, 07/21/2034(d)	1,620,000	1,603,822
5.47%, 01/18/2035(d)	1,794,000	1,781,805
5.83%, 04/19/2035(c)(d)	4,468,000	4,558,950
5.95%, 01/19/2038(d)	418,000	415,194
5.94%, 02/07/2039(d)	4,253,000	4,212,672
		67,049,438
Leisure Facilities–0.05%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	338,000	366,143
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	250,000	246,563
8.13%, 01/15/2029(b)	700,000	731,834
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	83,000	83,112
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	250,000	244,254
7.00%, 02/15/2029(b)	500,000	501,310
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	250,000	239,929
		2,413,145
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Leisure Products–0.14%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	$250,000	$249,254
Brunswick Corp.,
5.85%, 03/18/2029(c)	2,442,000	2,439,382
5.10%, 04/01/2052(c)	777,000	600,274
Polaris, Inc., 6.95%, 03/15/2029(c)	3,452,000	3,623,573
		6,912,483
Life & Health Insurance–1.96%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	4,177,000	4,091,790
Athene Global Funding, 5.58%, 01/09/2029(b)	7,466,000	7,466,049
Athene Holding Ltd., 6.25%, 04/01/2054	3,238,000	3,250,952
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,856,000	1,887,848
5.20%, 01/12/2029(b)(c)	4,264,000	4,235,069
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,477,215
Series 21-1, 2.66%, 06/29/2026(b)	31,380,000	29,102,758
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	1,230,000	1,270,574
GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,133,000	2,125,055
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	23,695,488
MetLife, Inc., 5.25%, 01/15/2054	117,000	111,743
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)(d)	7,125,000	7,093,567
Pacific Life Global Funding II, 6.16% (SOFR + 0.80%), 03/30/2025(b)(g)	3,146,000	3,157,496
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(f)	204,000	199,035
		99,164,639
Managed Health Care–0.13%
Humana, Inc., 5.75%, 12/01/2028	1,262,000	1,282,478
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	174,000	125,135
3.00%, 06/01/2051	121,000	80,346
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	953,000	962,799
5.30%, 02/15/2030	1,620,000	1,640,375
5.35%, 02/15/2033	1,391,000	1,405,128
5.05%, 04/15/2053	764,000	705,124
5.20%, 04/15/2063	660,000	612,094
		6,813,479
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	215,098
	Principal Amount	Value
Marine Transportation–0.24%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	$1,504,000	$1,525,773
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	10,353,000	10,583,742
		12,109,515
Metal, Glass & Plastic Containers–0.01%
Ball Corp., 6.88%, 03/15/2028	250,000	255,415
Movies & Entertainment–0.04%
Walt Disney Co. (The), 6.55%, 03/15/2033	6,000	6,624
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042(c)	1,016,000	840,125
5.14%, 03/15/2052(c)	675,000	533,199
5.39%, 03/15/2062	1,118,000	879,826
		2,259,774
Multi-Family Residential REITs–0.26%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	2,744,000	2,717,823
Essex Portfolio L.P., 5.50%, 04/01/2034	2,506,000	2,463,688
Mid-America Apartments L.P., 5.30%, 02/15/2032	8,213,000	8,150,484
		13,331,995
Multi-line Insurance–0.03%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)(c)	1,573,000	1,550,846
Multi-Utilities–0.97%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.70%, 04/24/2033(b)	400,000	384,442
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(j)	2,777,000	2,758,752
Ameren Illinois Co., 4.95%, 06/01/2033(c)	972,000	947,283
Black Hills Corp., 6.15%, 05/15/2034	2,457,000	2,498,475
Dominion Energy, Inc.,
5.38%, 11/15/2032(c)	1,318,000	1,303,396
Series B, 7.00%, 06/01/2054(c)(d)	4,487,000	4,634,147
Series A, 6.88%, 02/01/2055(c)(d)	3,427,000	3,478,130
DTE Electric Co., 5.20%, 03/01/2034(c)	1,990,000	1,970,073
DTE Energy Co., 5.85%, 06/01/2034(c)	1,973,000	1,997,692
Engie S.A. (France),
5.25%, 04/10/2029(b)(c)	2,539,000	2,527,535
5.63%, 04/10/2034(b)(c)	2,407,000	2,410,063
5.88%, 04/10/2054(b)	2,377,000	2,319,937
NiSource, Inc.,
5.25%, 03/30/2028	456,000	454,936
5.35%, 04/01/2034(c)	3,735,000	3,654,895
6.95%, 11/30/2054(c)(d)	6,757,000	6,774,039
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	$3,240,000	$3,301,492
Sempra, 6.88%, 10/01/2054(c)(d)	6,757,000	6,699,140
WEC Energy Group, Inc., 5.15%, 10/01/2027	721,000	718,211
		48,832,638
Office REITs–0.21%
Brandywine Operating Partnership L.P.,
8.05%, 03/15/2028(c)	2,592,000	2,675,154
8.88%, 04/12/2029	7,345,000	7,608,943
Office Properties Income Trust, 4.50%, 02/01/2025	330,000	254,828
		10,538,925
Oil & Gas Drilling–0.05%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)(c)	500,000	494,070
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	1,213,000	1,285,579
Transocean Poseidon Ltd., 6.88%, 02/01/2027(b)	742,500	741,160
		2,520,809
Oil & Gas Equipment & Services–0.00%
Oceaneering International, Inc., 6.00%, 02/01/2028	250,000	246,525
Oil & Gas Exploration & Production–1.16%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	750,000	757,632
Apache Corp., 7.75%, 12/15/2029	1,031,000	1,122,494
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	500,000	511,760
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	5,099,000	5,162,085
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	3,210,000	3,372,866
8.75%, 07/01/2031(b)	4,017,000	4,293,627
ConocoPhillips Co.,
5.55%, 03/15/2054	2,151,000	2,120,094
5.70%, 09/15/2063	956,000	953,253
Diamondback Energy, Inc.,
5.20%, 04/18/2027(c)	3,747,000	3,739,733
5.15%, 01/30/2030(c)	4,163,000	4,125,883
5.40%, 04/18/2034(c)	4,137,000	4,079,884
5.75%, 04/18/2054	3,304,000	3,187,578
5.90%, 04/18/2064	2,199,000	2,121,733
Gran Tierra Energy, Inc. (Colombia), 9.50%, 10/15/2029(b)	408,000	390,129
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 02/01/2029(b)	500,000	483,361
6.88%, 05/15/2034(b)(c)	5,750,000	5,669,407
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp., 6.38%, 07/15/2028	$3,454,000	$3,480,910
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	350,000	363,378
SM Energy Co., 6.50%, 07/15/2028(c)	500,000	498,740
Southwestern Energy Co., 5.38%, 03/15/2030	2,002,000	1,927,087
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	191,042
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,412,000	3,549,394
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,291,626
		58,393,696
Oil & Gas Refining & Marketing–0.29%
Cosan (Luxembourg) S.A. (Brazil), 7.50%, 06/27/2030(b)	4,367,000	4,424,928
CVR Energy, Inc., 8.50%, 01/15/2029(b)	7,940,000	7,980,301
Phillips 66 Co., 5.30%, 06/30/2033	1,478,000	1,454,418
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	196,460
Raizen Fuels Finance S.A. (Brazil),
6.45%, 03/05/2034(b)	270,000	274,321
6.95%, 03/05/2054(b)	225,000	227,099
Sunoco L.P., 7.00%, 05/01/2029(b)	108,000	110,367
		14,667,894
Oil & Gas Storage & Transportation–1.72%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	185,943
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	5,453,000	5,463,470
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)(c)	1,751,000	1,770,670
7.25%, 07/15/2032(b)	1,750,000	1,784,122
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(c)	1,302,000	1,314,344
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	692,000	697,182
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,366,000	1,371,433
7.38%, 01/15/2083(c)(d)	1,068,000	1,060,575
7.63%, 01/15/2083(c)(d)	1,175,000	1,192,679
8.50%, 01/15/2084(d)	1,819,000	1,959,430
Series NC5, 8.25%, 01/15/2084(c)(d)	2,994,000	3,112,715
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.10%, 12/01/2028	$877,000	$900,796
6.40%, 12/01/2030	642,000	670,486
6.55%, 12/01/2033	1,487,000	1,568,259
5.55%, 05/15/2034(c)	2,487,000	2,446,989
5.95%, 05/15/2054	2,287,000	2,201,790
8.00%, 05/15/2054(c)(d)	3,819,000	3,978,691
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	250,000	233,165
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	750,000	764,809
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	2,540,000	2,571,641
6.51%, 02/23/2042(b)	5,385,000	5,578,719
Kinder Morgan, Inc.,
4.80%, 02/01/2033	631,000	593,907
5.20%, 06/01/2033	1,429,000	1,380,105
5.45%, 08/01/2052(c)	1,186,000	1,088,342
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	250,000	269,276
MPLX L.P., 4.95%, 03/14/2052(c)	620,000	528,309
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)(c)	1,644,000	1,579,186
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	375,000	382,013
8.38%, 02/15/2032(b)	5,396,000	5,499,194
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	1,262,000	1,238,330
ONEOK, Inc.,
5.65%, 11/01/2028	816,000	825,122
5.80%, 11/01/2030	1,191,000	1,213,301
6.05%, 09/01/2033(c)	1,963,000	2,010,474
6.63%, 09/01/2053	2,788,000	2,983,512
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	1,055,000	1,081,397
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)(j)	250,000	256,656
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	6,810,000	6,833,333
Targa Resources Corp., 6.25%, 07/01/2052	551,000	556,017
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	220,000	223,706
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	500,000	511,350
9.50%, 02/01/2029(b)	5,388,000	5,846,767
9.88%, 02/01/2032(b)	4,267,000	4,578,150
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	1,358,000	1,379,016
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$3,696,000	$3,698,488
5.65%, 03/15/2033(c)	1,463,000	1,472,132
		86,855,991
Other Specialty Retail–0.02%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	232,407
Tractor Supply Co., 5.25%, 05/15/2033(c)	532,000	527,193
		759,600
Packaged Foods & Meats–0.43%
Campbell Soup Co.,
5.30%, 03/20/2026	1,450,000	1,447,189
5.20%, 03/21/2029	2,256,000	2,246,042
5.40%, 03/21/2034	2,965,000	2,934,206
Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(b)	900,000	571,810
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	1,162,000	1,214,618
McCormick & Co., Inc., 4.95%, 04/15/2033	465,000	451,661
Minerva (Luxembourg) S.A. (Brazil),
4.38%, 03/18/2031(b)	6,665,000	5,506,917
8.88%, 09/13/2033(b)	6,550,000	6,835,528
Ulker Biskuvi Sanayi A.S. (Turkey), 6.95%, 10/30/2025(b)	400,000	398,763
		21,606,734
Paper & Plastic Packaging Products & Materials–0.30%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	250,000	246,288
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	5,972,000	5,991,306
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	1,516,000	1,558,754
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	2,946,000	2,912,063
5.44%, 04/03/2034(b)	2,521,000	2,479,301
5.78%, 04/03/2054(b)	2,064,000	2,031,994
		15,219,706
Paper Products–0.01%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	226,171
Suzano Austria GmbH (Brazil), 7.00%, 03/16/2047(b)	205,000	208,521
		434,692
Passenger Airlines–0.08%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	254,720	216,197
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	333,333	330,392
5.75%, 04/20/2029(b)	625,000	604,912
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Passenger Airlines–(continued)
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	$1,366,314	$1,180,426
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	317,374	313,894
4.75%, 10/20/2028(b)	1,227,253	1,195,537
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	440,216	440,945
		4,282,303
Passenger Ground Transportation–0.01%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	250,000	250,184
Personal Care Products–0.14%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	250,000	235,545
Kenvue, Inc.,
5.35%, 03/22/2026	344,000	345,019
5.05%, 03/22/2028	813,000	815,579
5.00%, 03/22/2030	2,887,000	2,884,684
4.90%, 03/22/2033(c)	1,872,000	1,841,564
5.20%, 03/22/2063	765,000	719,964
		6,842,355
Pharmaceuticals–0.41%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029(c)	2,460,000	2,442,683
4.90%, 02/26/2031(c)	2,799,000	2,780,382
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	1,401,000	1,392,988
5.90%, 11/15/2033	1,631,000	1,704,928
6.25%, 11/15/2053	1,114,000	1,200,880
6.40%, 11/15/2063	2,613,000	2,852,187
Eli Lilly and Co.,
4.70%, 02/09/2034(c)	1,833,000	1,782,275
5.00%, 02/09/2054	2,443,000	2,320,338
5.10%, 02/09/2064	3,108,000	2,945,383
Merck & Co., Inc.,
5.00%, 05/17/2053	738,000	690,564
5.15%, 05/17/2063	493,000	465,844
		20,578,452
Property & Casualty Insurance–0.14%
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(b)	3,521,000	3,542,749
Markel Group, Inc., 6.00%, 05/16/2054	2,760,000	2,746,560
Travelers Cos., Inc. (The), 5.45%, 05/25/2053(c)	712,000	714,408
		7,003,717
Rail Transportation–0.14%
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	209,000	135,912
	Principal Amount	Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
5.05%, 08/01/2030(c)	$1,401,000	$1,394,330
5.55%, 03/15/2034(c)	1,487,000	1,511,255
5.35%, 08/01/2054	923,000	878,502
5.95%, 03/15/2064	1,889,000	1,932,499
Union Pacific Corp., 5.15%, 01/20/2063	1,593,000	1,471,762
		7,324,260
Real Estate Development–0.32%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	15,249,000	16,286,915
Regional Banks–0.31%
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(b)	200,000	189,243
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	756,000	698,969
M&T Bank Corp., 5.05%, 01/27/2034(c)(d)	781,000	718,979
Santander Holdings USA, Inc., 6.34%, 05/31/2035(d)	5,040,000	5,047,738
Truist Financial Corp.,
6.05%, 06/08/2027(d)	1,334,000	1,344,183
4.87%, 01/26/2029(d)	812,000	794,882
7.16%, 10/30/2029(d)	1,819,000	1,927,199
5.44%, 01/24/2030(c)(d)	1,551,000	1,542,906
4.92%, 07/28/2033(d)	1,195,000	1,104,287
6.12%, 10/28/2033(c)(d)	735,000	750,740
5.87%, 06/08/2034(d)	1,432,000	1,437,383
		15,556,509
Reinsurance–0.40%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(d)	5,724,000	5,179,964
6.75%, 03/15/2054(b)	6,997,000	6,996,144
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	8,000,000	7,901,536
		20,077,644
Renewable Electricity–0.01%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	200,000	198,326
ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(b)	200,000	190,520
		388,846
Restaurants–0.18%
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(b)	400,000	403,678
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	322,000	316,189
McDonald’s Corp.,
4.80%, 08/14/2028	4,278,000	4,238,784
4.95%, 08/14/2033(c)	3,565,000	3,497,792
5.45%, 08/14/2053	607,000	590,136
		9,046,579
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Retail REITs–0.23%
Agree L.P., 5.63%, 06/15/2034	$2,656,000	$2,613,666
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	2,190,000	2,171,047
Kite Realty Group L.P., 5.50%, 03/01/2034	882,000	860,921
NNN REIT, Inc.,
5.60%, 10/15/2033	903,000	899,555
5.50%, 06/15/2034(c)	2,947,000	2,908,729
Realty Income Corp., 5.63%, 10/13/2032(c)	598,000	604,077
Regency Centers L.P., 5.25%, 01/15/2034(c)	1,847,000	1,798,198
		11,856,193
Self-Storage REITs–0.22%
Extra Space Storage L.P.,
5.70%, 04/01/2028	523,000	528,849
5.40%, 02/01/2034	3,395,000	3,303,804
Public Storage Operating Co.,
5.13%, 01/15/2029	368,000	370,062
5.10%, 08/01/2033	2,085,000	2,058,240
5.35%, 08/01/2053	5,197,000	5,016,800
		11,277,755
Semiconductor Materials & Equipment–0.00%
Entegris, Inc., 5.95%, 06/15/2030(b)	251,000	247,278
Semiconductors–0.50%
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	2,048,000	2,077,331
6.15%, 01/25/2032(b)	6,480,000	6,609,537
5.88%, 01/25/2034(b)(c)	3,109,000	3,096,280
6.25%, 01/25/2035(b)(c)	8,851,000	9,038,284
6.40%, 01/25/2038(b)(c)	1,536,000	1,578,269
Micron Technology, Inc., 5.30%, 01/15/2031	2,084,000	2,071,906
SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(b)	600,000	616,567
		25,088,174
Single-Family Residential REITs–0.00%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	250,000	247,251
Soft Drinks & Non-alcoholic Beverages–0.37%
Coca-Cola Co. (The),
5.00%, 05/13/2034(c)	4,172,000	4,159,866
5.30%, 05/13/2054	5,743,000	5,664,324
5.40%, 05/13/2064	8,783,000	8,657,386
		18,481,576
Sovereign Debt–1.98%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	5,295,000	5,270,685
Brazilian Government International Bond (Brazil),
6.13%, 03/15/2034	13,008,000	12,639,239
7.13%, 05/13/2054	8,442,000	8,259,887
Principal Amount		Value
Sovereign Debt–(continued)
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	$200,000	$206,390
7.50%, 02/02/2034	3,455,000	3,434,835
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	4,634,000	4,811,683
Dominican Republic International Bond (Dominican Republic), 4.50%, 01/30/2030(b)	200,000	182,474
Finance Department Government of Sharjah (United Arab Emirates), 6.13%, 03/06/2036(b)	670,000	665,285
Gabon Government International Bond (Gabon), 6.95%, 06/16/2025(b)	800,000	757,738
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)(h)	4,937,000	2,539,045
Guatemala Government Bond (Guatemala), 7.05%, 10/04/2032(b)	200,000	208,225
Hungary Government International Bond (Hungary), 5.50%, 03/26/2036(b)	200,000	190,753
Israel Government International Bond (Israel), 4.50%, 01/17/2033	200,000	180,006
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	3,380,000	3,421,004
6.00%, 05/07/2036	6,890,000	6,778,222
6.34%, 05/04/2053(c)	8,059,000	7,702,311
6.40%, 05/07/2054(c)	7,564,000	7,297,423
Oman Government International Bond (Oman),
6.00%, 08/01/2029(b)	200,000	202,700
6.25%, 01/25/2031(b)	600,000	616,392
Republic of Poland Government International Bond (Poland), 5.50%, 03/18/2054	340,000	326,605
Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	200,000	144,408
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	294,132
6.63%, 02/17/2028(b)	5,030,000	5,146,887
5.88%, 01/30/2029(b)	4,864,000	4,826,820
3.63%, 03/27/2032(b)	300,000	252,813
7.13%, 01/17/2033(b)	3,760,000	3,952,681
6.38%, 01/30/2034(b)	2,584,000	2,581,357
7.63%, 01/17/2053(b)	500,000	543,655
Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(b)	415,000	402,233
4.75%, 01/16/2030(b)	5,116,000	5,003,509
5.00%, 01/16/2034(b)	4,841,000	4,715,318
5.00%, 01/18/2053(b)	200,000	175,165
5.75%, 01/16/2054(b)(c)	5,553,000	5,377,148
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	$300,000	$301,987
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	695,000	698,978
		100,107,993
Specialized Consumer Services–0.02%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	350,000	358,489
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	800,000	710,035
		1,068,524
Specialized Finance–0.38%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	1,894,000	1,893,225
India Airport Infra (India), 6.25%, 10/25/2025(b)	400,000	399,020
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	1,987,000	2,045,416
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	5,065,000	5,007,091
5.55%, 04/03/2034(b)	10,226,000	10,008,094
		19,352,846
Specialty Chemicals–0.32%
OCP S.A. (Morocco), 3.75%, 06/23/2031(b)	200,000	169,448
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	5,450,000	5,106,488
6.50%, 09/27/2028	300,000	283,698
8.75%, 05/03/2029(b)(c)	6,740,000	6,747,279
5.50%, 03/18/2031	4,823,000	3,996,260
		16,303,173
Steel–0.03%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	250,000	247,887
4.63%, 03/01/2029(b)(c)	500,000	470,040
CSN Resources S.A. (Brazil), 8.88%, 12/05/2030(b)	670,000	669,850
		1,387,777
Systems Software–0.09%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	275,000	244,412
Oracle Corp.,
6.25%, 11/09/2032(c)	1,635,000	1,725,547
4.90%, 02/06/2033	1,455,000	1,406,803
6.90%, 11/09/2052(c)	1,210,000	1,354,504
		4,731,266
Technology Hardware, Storage & Peripherals–0.01%
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)	400,000	420,669
Seagate HDD Cayman, 4.09%, 06/01/2029	275,000	251,978
		672,647
	Principal Amount	Value
Telecom Tower REITs–0.00%
SBA Communications Corp., 3.13%, 02/01/2029(c)	$275,000	$242,161
Tobacco–0.52%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031(c)	1,115,000	1,129,871
6.00%, 02/20/2034(c)	1,257,000	1,270,897
7.08%, 08/02/2043	424,000	453,383
7.08%, 08/02/2053(c)	681,000	733,448
Philip Morris International, Inc.,
5.00%, 11/17/2025	542,000	539,143
5.13%, 11/17/2027	1,567,000	1,564,476
4.88%, 02/15/2028	3,300,000	3,266,416
5.25%, 09/07/2028	2,552,000	2,564,095
4.88%, 02/13/2029(c)	6,365,000	6,277,841
5.13%, 02/13/2031	1,709,000	1,682,854
5.75%, 11/17/2032	783,000	799,525
5.38%, 02/15/2033	3,655,000	3,626,608
5.63%, 09/07/2033	2,092,000	2,110,627
5.25%, 02/13/2034	18,000	17,639
		26,036,823
Trading Companies & Distributors–0.25%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)(d)	7,833,000	7,823,923
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)(c)	1,000,000	967,279
7.00%, 05/01/2031(b)	3,594,000	3,638,789
		12,429,991
Transaction & Payment Processing Services–0.28%
Fiserv, Inc.,
5.38%, 08/21/2028(c)	3,493,000	3,500,876
5.63%, 08/21/2033	2,198,000	2,211,079
5.45%, 03/15/2034	6,506,000	6,454,956
Mastercard, Inc., 4.85%, 03/09/2033(c)	2,090,000	2,074,574
		14,241,485
Wireless Telecommunication Services–0.25%
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	197,395
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	133,030
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	307,115
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	360,500	357,919
5.15%, 03/20/2028(b)	1,148,800	1,142,500
T-Mobile USA, Inc.,
5.65%, 01/15/2053(c)	1,552,000	1,528,102
6.00%, 06/15/2054	828,000	856,061
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	$250,000	$234,321
4.13%, 06/04/2081(d)	3,987,000	3,381,710
5.13%, 06/04/2081(d)	6,245,000	4,603,376
		12,741,529
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,195,329,567)		2,175,779,864
U.S. Government Sponsored Agency Mortgage-Backed Securities–25.48%
Collateralized Mortgage Obligations–0.69%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(k)	2,723	395
6.00%, 07/25/2033(k)	2,492	362
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(l)	4,736,000	4,548,717
Series K085, Class AM, 4.06%, 10/25/2028(l)	4,736,000	4,562,501
Series K089, Class AM, 3.63%, 01/25/2029(l)	8,018,000	7,589,957
Series K088, Class AM, 3.76%, 01/25/2029(l)	18,944,000	18,036,005
		34,737,937
Federal Home Loan Mortgage Corp. (FHLMC)–2.02%
3.50%, 08/01/2026	69,832	68,206
7.00%, 05/01/2028 to 06/01/2032	221,603	227,964
6.00%, 03/01/2029 to 08/01/2053	60,843,688	61,314,737
7.50%, 05/01/2030 to 05/01/2035	217,555	220,077
8.50%, 08/01/2031	12,325	12,912
3.00%, 02/01/2032	924,477	869,177
6.50%, 08/01/2032 to 09/01/2036	55,362	57,305
8.00%, 08/01/2032	8,944	9,265
5.50%, 01/01/2034 to 07/01/2053	30,131,459	29,797,373
5.00%, 07/01/2034 to 06/01/2040	839,580	828,386
4.50%, 02/01/2040 to 10/01/2046	9,173,815	8,860,715
ARM, 6.31% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.06%), 12/01/2036(g)	27,996	28,817
6.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(g)	2,462	2,470
6.19% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(g)	39,892	39,902
		102,337,306
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.39%
6.50%, 07/01/2028 to 01/01/2037	$36,918	$37,832
7.50%, 02/01/2030 to 08/01/2037	296,092	302,514
9.50%, 04/01/2030	274	274
3.50%, 12/01/2030 to 05/01/2047	23,027,326	20,791,527
7.00%, 03/01/2032 to 02/01/2034	128,662	132,228
8.50%, 10/01/2032	20,089	20,733
5.50%, 04/01/2033 to 09/01/2053	33,058,260	32,644,150
8.00%, 04/01/2033	17,048	17,662
6.00%, 04/01/2037 to 10/01/2039	6,095	6,203
5.00%, 12/01/2039	259,727	255,867
3.00%, 08/01/2043	1,832,670	1,604,085
4.00%, 12/01/2048	15,267,017	14,112,699
ARM, 6.63% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	42,983	44,187
5.98% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2037(g)	25,145	25,833
6.36% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(g)	13,565	13,599
		70,009,393
Government National Mortgage Association (GNMA)–5.51%
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(g)	886	878
4.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(g)	608	604
4.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	764	757
8.00%, 08/15/2025 to 06/15/2026	1,293	1,293
6.56%, 01/15/2027	36,083	36,891
7.00%, 10/15/2028 to 09/15/2032	59,755	59,823
6.00%, 11/15/2028 to 02/15/2033	28,177	28,840
6.50%, 01/15/2029 to 09/15/2034	39,111	39,892
7.50%, 05/15/2031 to 05/15/2032	3,104	3,110
5.50%, 06/15/2035	17,206	17,381
5.00%, 07/15/2035	2,251	2,249
4.00%, 03/20/2048	2,656,490	2,451,935
TBA, 4.50%, 06/01/2054(m)	99,574,000	94,157,345
5.00%, 06/01/2054(m)	23,000,000	22,325,605
5.50%, 06/01/2054(m)	77,448,000	76,834,761
6.00%, 06/01/2054(m)	82,162,000	82,677,885
		278,639,249
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Uniform Mortgage-Backed Securities–15.87%
TBA, 2.50%, 06/01/2054(m)	$76,374,725	$61,678,942
3.00%, 06/01/2054(m)	21,000,000	17,661,124
3.50%, 06/01/2054(m)	54,396,825	47,698,172
4.00%, 06/01/2054(m)	49,704,000	45,111,792
4.50%, 06/01/2054(m)	49,705,000	46,548,641
5.00%, 06/01/2054(m)	263,998,388	254,104,011
5.50%, 06/01/2054(m)	235,700,000	231,913,503
6.00%, 06/01/2054(m)	97,170,520	97,319,156
		802,035,341
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,298,185,769)		1,287,759,226

Asset-Backed Securities–23.76%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(l)	127,133	125,303
Series 2005-1, Class 4A1, 5.14%, 05/25/2035(l)	350,564	321,219
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	12,098,283
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	798,319	753,370
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	3,067,008	2,811,845
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(l)	1,754,922	1,628,473
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	2,532,548	2,107,647
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	6,713,752	5,570,805
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(j)	12,317,601	10,989,214
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(j)	3,747,567	3,752,353
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(j)	14,789,911	14,725,739
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(g)	14,763,549	14,819,370
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	20,133,000	19,206,634
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,182,050
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,881,534
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,457,701
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,113,848
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.76% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(g)	21,505,000	21,568,633
Series 2021-1A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(g)	5,777,000	5,788,912
Principal Amount		Value

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(l)	$4,394,000	$4,246,380
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	10,310,219	8,445,300
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	10,309,423	8,113,774
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	9,427,900	8,050,054
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	10,726,888	8,799,988
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	13,088,850	10,301,252
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 5.50%, 08/25/2033(l)	14,131	13,423
Series 2004-10, Class 21A1, 5.44%, 01/25/2035(l)	219,908	202,853
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	133,080	122,124
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.47%, 11/25/2034(l)	175,887	171,889
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.52%, 04/10/2051(l)	6,921,000	5,600,614
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	14,641,511
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	9,974,288
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	1,844,874	1,723,392
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(g)	6,276,857	6,253,728
Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(g)	5,345,000	5,296,396
Series 2021-VOLT, Class D, 7.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(g)	12,367,000	12,265,074
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	4,640,000	4,606,282
Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(g)	10,965,000	10,924,886
Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(g)	6,790,000	6,745,680
Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(g)	3,630,000	3,606,937
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class A1RR, 6.54% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(g)	$9,113,000	$9,140,385
Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.73% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(g)	9,782,000	9,802,258
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(l)	3,848,869	3,363,834
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(l)	946,872	834,169
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(l)	3,743,686	3,327,030
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(l)	1,856,873	1,629,475
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(g)	4,172,636	4,179,450
Series 2016-1A, Class ARR, 6.66% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(g)	4,761,000	4,772,503
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 07/10/2047(l)	2,816,000	2,790,922
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,218,052
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 6.70%, 08/25/2034(l)	84,506	77,997
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	10,379,968	8,169,295
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	4,667,555	3,984,571
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	7,261,460	6,291,973
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(j)	7,208,149	6,557,223
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	10,065,322	9,468,907
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(l)	5,267,000	5,116,606
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	187,374	93,082
Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	$1,546,457	$1,346,171
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	2,259,173	1,944,650
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	9,333,411	8,662,136
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	5,772,399	4,953,059
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	10,096,008	9,762,500
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(j)	7,406,350	7,388,151
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	18,744,913
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.75%, 06/25/2034(l)	439,967	405,550
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,725,025	9,177,620
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,272,712	9,921,767
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.26%, 06/27/2037(b)(l)	3,181,631	2,691,226
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	16,891,717
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.67% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(g)	3,239,313	3,246,592
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(l)	2,043,956	1,934,911
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	329,249	320,284
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	771,845	641,967
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	6,937,847	5,863,586
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(j)	9,456,305	9,238,341
Empower CLO Ltd., Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(g)	10,250,000	10,305,832
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,710,000	1,715,107
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,005,746
Extended Stay America Trust, Series 2021-ESH, Class B, 6.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(g)	4,697,379	4,695,099
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	$15,995,983	$13,707,722
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	3,391,101	2,915,861
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	11,786,710	11,926,390
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(l)	1,216,877	1,150,617
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(j)	979,535	903,107
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(l)	369,431	284,692
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(b)(g)	5,927,227	5,934,091
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(g)	6,576,000	6,588,284
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(g)	14,929,780	14,951,980
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,289,343
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,388,462
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	8,487,457	7,288,563
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.98%, 09/25/2035(l)	97,619	85,971
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.33% (1 mo. Term SOFR + 1.01%), 06/20/2035(g)	12,021	10,801
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,567,125
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	1,901,477
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	1,289,000	1,266,080
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	3,485,000	3,493,674
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.84% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(g)	11,399,000	11,433,482
Principal Amount		Value

IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(i)	$1,255,520	$1,123,941
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	11,407,901
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	15,459,000	15,675,426
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,510,250	5,270,522
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 6.07%, 06/25/2035(l)	70,791	70,341
Series 2005-A5, Class 1A2, 4.46%, 08/25/2035(l)	71,725	67,268
Series 2007-A4, Class 3A1, 5.48%, 06/25/2037(l)	317,635	241,456
Series 20153, Class B2, 3.60%, 05/25/2045(b)(l)	3,580,084	3,254,060
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	11,727,949	9,480,856
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(l)	9,471,195	9,441,344
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.80%, 08/15/2048	888,162	865,647
Series 2016-C1, Class B, 4.70%, 03/17/2049(l)	5,083,000	4,820,176
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	4,918,520
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(g)	10,515,355	10,528,226
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	90,475	63,650
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(g)	6,679,282	6,583,752
Series 2021-BMR, Class B, 6.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(g)	10,837,246	10,630,058
Series 2021-BMR, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(g)	4,546,237	4,448,572
MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(b)(l)	11,633,000	10,811,419
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.62% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(g)	9,247,000	9,269,359
Med Trust, Series 2021-MDLN, Class A, 6.38% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(g)	7,936,909	7,902,958
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	$6,634,006	$5,688,260
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	6,417,680	5,495,802
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(l)	309,522	282,458
Series 2005-A5, Class A9, 5.02%, 06/25/2035(l)	356,698	330,712
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	8,223,308	7,010,420
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(g)	5,810,000	5,796,817
Series 2021-STOR, Class B, 6.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(g)	4,355,000	4,345,540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(l)	15,769,000	14,780,706
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(l)	3,350,000	2,069,905
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,306,288
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	9,689,033
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(l)	6,250,000	4,765,625
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(g)	8,550,894	8,562,327
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(l)	1,483,799	1,377,562
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(l)	2,441,386	2,235,519
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	6,880,898	6,199,043
Principal Amount		Value

OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(l)	$237,341	$226,626
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	8,699,011	7,503,412
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(l)	10,540,345	9,587,572
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(j)	6,517,176	6,019,890
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(j)	7,063,333	6,121,629
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	7,369,776	6,343,373
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 6.71% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(g)	7,411,057	7,427,977
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(g)	8,466,443	8,484,502
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(g)	17,894,183	17,935,680
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.85% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(g)	10,543,683	10,574,217
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	18,444,812
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	10,140,201	8,258,619
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(g)	9,626,000	9,645,348
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	7,024,261	6,191,509
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,562,021	9,255,985
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 5.98% (1 mo. Term SOFR + 0.65%), 08/25/2031(g)	91,380	83,583
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	13,584,952	14,214,634
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.63% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(g)	5,646,671	5,652,623
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(l)	180,581	177,406
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	520,434	499,264
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	$5,842,933	$5,541,433
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(l)	340,376	275,873
Series 2013-7, Class A2, 3.00%, 06/25/2043(l)	267,460	230,164
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	12,262,694	11,080,189
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	5,150,672	4,587,540
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(l)	343,416	315,969
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,076,375	8,578,018
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,421,467	4,661,958
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,324,133	4,256,983
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	4,396,118	3,898,428
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	226,519	212,073
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(l)	1,789,365	1,654,201
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	12,344,842	10,472,303
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	9,164,657	7,898,721
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.78%, 09/25/2034(l)	121,122	116,916
Series 2004-8, Class 3A, 6.17%, 07/25/2034(l)	541,668	510,606
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	7,131,000	7,167,012
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,822,000	7,841,946
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,755,000	7,782,530
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	75,983	68,078
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 6.52% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(g)	6,220,000	6,228,975
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	9,769,980	8,723,383
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 6.44% (1 mo. Term SOFR + 1.11%), 12/25/2033(g)	151,522	142,021
Series 2005-1, Class A3, 4.66%, 04/25/2045(l)	314,400	295,265
Principal Amount		Value

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(g)	$9,701,000	$9,730,850
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	13,378,000	13,110,417
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	11,350,616	9,973,451
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,213,585
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(j)	1,232,400	1,179,297
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(j)	1,558,472	1,493,024
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(l)	3,893	3,881
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(l)	1,989,171	1,744,929
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(j)	9,848,044	8,568,543
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	2,605,974	2,392,260
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(j)	6,984,005	6,287,200
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(j)	8,170,633	7,568,724
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(j)	3,403,928	3,358,867
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(j)	4,394,377	4,404,002
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,765,790	1,642,077
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 4.61%, 11/25/2036(l)	173,035	149,390
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 6.23%, 08/25/2035(l)	76,573	73,051
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,546,188	9,867,007
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,936,122	4,574,452
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.72%, 11/15/2045(b)(l)	5,735	5,598
Series 2014-C23, Class B, 4.39%, 10/15/2057(l)	4,693,000	4,166,930
Zaxbys Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,645,000	4,708,230
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,364,366	18,817,262
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	9,109,000	9,257,029
Total Asset-Backed Securities (Cost $1,302,687,396)		1,201,061,908
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Treasury Securities–12.31%
U.S. Treasury Bills–0.21%
5.27%, 09/05/2024(n)(o)	$10,900,000	$10,751,575
U.S. Treasury Bonds–2.68%
4.63%, 05/15/2044	31,464,100	31,124,878
4.25%, 02/15/2054	111,269,900	104,393,767
		135,518,645
U.S. Treasury Notes–9.42%
2.13%, 11/30/2024	5,950,000	5,857,172
4.88%, 04/30/2026	75,623,000	75,602,322
4.50%, 05/15/2027	12,304,000	12,246,806
4.63%, 04/30/2029	166,058,500	166,888,792
4.63%, 04/30/2031	11,043,000	11,125,822
4.38%, 05/15/2034	206,183,700	204,363,486
		476,084,400
Total U.S. Treasury Securities (Cost $621,985,304)		622,354,620
	Shares
Preferred Stocks–1.47%
Diversified Banks–0.84%
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	3,037,000	3,040,407
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	8,003,000	7,917,145
Citigroup, Inc., 4.00%, Series W, Pfd.(c)(d)	4,184,000	4,008,814
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	27,269,176
		42,235,542
Diversified Financial Services–0.27%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	508,150	13,465,975
Investment Banking & Brokerage–0.19%
Goldman Sachs Group, Inc. (The), 8.46% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(c)(g)	3,555,000	3,547,530
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,320,844
		9,868,374
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.(c)	348,527	8,821,218
Total Preferred Stocks (Cost $77,053,161)		74,391,109
	Principal Amount		Value
Agency Credit Risk Transfer Notes–0.59%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(g)		$8,809,788	$8,945,104
Series 2022-R04, Class 1M1, 7.32% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(g)		4,453,031	4,525,601
Series 2023-R02, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(g)		3,041,764	3,119,988
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(g)		6,197,650	6,293,260
Series 2022-HQA3, Class M1, STACR®, 7.62% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(g)		4,084,831	4,189,044
Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(g)		2,528,828	2,581,075
Total Agency Credit Risk Transfer Notes (Cost $29,115,892)			29,654,072
Non-U.S. Dollar Denominated Bonds & Notes–0.31%
Airport Services–0.01%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	200,000	247,390
Automotive Parts & Equipment–0.00%
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	210,900
Diversified Chemicals–0.00%
INEOS Quattro Finance 2 PLC (United Kingdom), 8.50%, 03/15/2029(b)	EUR	200,000	230,182
Diversified Support Services–0.01%
IPD 3 B.V. (France), 8.00%, 06/15/2028(b)	EUR	200,000	230,215
Environmental & Facilities Services–0.00%
Paprec Holding (France), 6.50%, 11/17/2027(b)	EUR	200,000	228,792
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	206,716
Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,703,000	2,492,188
Telecom Italia S.p.A. (Italy), 7.88%, 07/31/2028(b)	EUR	400,000	470,732
			2,962,920
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount		Value
Investment Banking & Brokerage–0.05%
GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	1,650,000	$2,262,721
Leisure Facilities–0.01%
Deuce FinCo PLC (United Kingdom), 5.50%, 06/15/2027(b)	GBP	200,000	242,138
Marine Transportation–0.01%
Stena International S.A. (Sweden), 7.25%, 02/15/2028(b)	EUR	325,000	371,744
Metal, Glass & Plastic Containers–0.00%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	200,000	225,553
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	5,799,573
WMG Acquisition Corp., 2.75%, 07/15/2028(b)	EUR	250,000	256,505
			6,056,078
Pharmaceuticals–0.00%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	200,000	224,902
Technology Hardware, Storage & Peripherals–0.04%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	2,974,000	2,170,801
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,085,457)			15,871,052
Variable Rate Senior Loan Interests–0.30%
Aerospace & Defense–0.00%
TransDigm, Inc., Term Loan J, 8.56%, 02/28/2031		$250,000	251,281
Distributors–0.01%
IRB Holding Corp., Term Loan B, 8.18% (1 mo. Term SOFR + 2.85%), 12/15/2027		500,000	502,522
Diversified Financial Services–0.01%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.31% (3 mo. Term SOFR + 3.00%), 01/31/2031		250,000	251,371
Scientific Games Lottery, First Lien Term Loan, 8.56% (3 mo. Term SOFR + 2.85%), 04/04/2029		250,000	251,036
			502,407
Environmental & Facilities Services–0.00%
GFL Environmental, Inc., Term Loan A, 7.83%, 05/31/2027		250,000	251,771
Gas Utilities–0.05%
NGL Energy Operating LLC, Term Loan, 9.83% (1 mo. Term SOFR + 4.50%), 02/03/2031		2,318,000	2,338,688
	Principal Amount	Value
Health Care Supplies–0.01%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.08% (1 mo. Term SOFR + 2.75%), 10/23/2028	$250,000	$251,946
Hotels, Resorts & Cruise Lines–0.01%
Carnival Corp., Term Loan B, 8.07% (1 mo. Term SOFR + 2.75%), 10/18/2028	250,000	252,156
Industrial REITs–0.01%
Greystar Real Estate Partners LLC, Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 08/21/2030(i)	250,000	251,875
Investment Banking & Brokerage–0.00%
Jane Street Group LLC, Term Loan, 7.94% (1 mo. Term SOFR + 2.61%), 01/26/2028	250,000	251,109
Leisure Products–0.06%
Amer Sports (Finland), Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 02/10/2031	2,877,285	2,898,865
Life Sciences Tools & Services–0.00%
Syneos Health, Inc., Term Loan, 9.31% (3 mo. Term SOFR + 4.00%), 09/27/2030	250,000	250,516
Oil & Gas Storage & Transportation–0.12%
NFE Atlantic Holdings LLC, Term Loan, 10.33% (3 mo. SOFR + 5.00%), 10/30/2028	6,000,000	6,044,460
Real Estate Services–0.01%
DTZ U.S. Borrower LLC, Term Loan B, 9.08% (1 mo. Term SOFR + 3.75%), 01/31/2030(i)	250,000	252,188
Research & Consulting Services–0.00%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.07% (1 mo. Term SOFR + 2.75%), 01/18/2029	250,000	251,129
Restaurants–0.01%
New Red Finance, Inc., Term Loan B-5, 7.58% (1 mo. Term SOFR + 2.25%), 09/20/2030	500,000	501,253
Systems Software–0.00%
Camelot Finance L.P., Term Loan, 8.08% (1 mo. Term SOFR + 2.75%), 01/31/2031	250,000	250,500
Total Variable Rate Senior Loan Interests (Cost $14,662,775)		15,302,666
	Shares
Exchange-Traded Funds–0.15%
Invesco High Yield Select ETF(p)	10,000	253,238
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Shares		Value
Invesco Senior Loan ETF(c)(p)	120,000	$2,534,400
Invesco Total Return Bond ETF(p)	100,000	4,617,000
Total Exchange-Traded Funds (Cost $8,571,953)		7,404,638
Principal Amount
Municipal Obligations–0.14%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$4,000,000	3,655,644
Series 2022, RB, 4.35%, 06/01/2041	2,980,000	2,681,964
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057	514,000	578,956
Total Municipal Obligations (Cost $7,494,000)		6,916,564
Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)	80	0
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.(i)(q)	95	2,779
Paper & Plastic Packaging Products & Materials–0.00%
WestRock Co.	65	3,487
Specialty Chemicals–0.00%
Ingevity Corp.(q)	10	488
Total Common Stocks & Other Equity Interests (Cost $5,671)		6,754
Shares		Value
Money Market Funds–12.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(p)(r)	222,776,755	$222,776,755
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(p)(r)	159,073,585	159,121,307
Invesco Treasury Portfolio, Institutional Class, 5.22%(p)(r)	254,602,006	254,602,006
Total Money Market Funds (Cost $636,481,072)		636,500,068

Options Purchased–0.04%
(Cost $2,352,823)(s)		1,893,620
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-120.19% (Cost $6,210,010,840)		6,074,896,161
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.08%
Invesco Private Government Fund, 5.30%(p)(r)(t)	112,854,905	112,854,905
Invesco Private Prime Fund, 5.48%(p)(r)(t)	295,356,275	295,444,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $408,327,234)		408,299,787
TOTAL INVESTMENTS IN SECURITIES–128.27% (Cost $6,618,338,074)		6,483,195,948
OTHER ASSETS LESS LIABILITIES—(28.27)%		(1,428,855,841)
NET ASSETS–100.00%		$5,054,340,107
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
BDC	– Business Development Company
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $2,001,034,313, which represented 39.59% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Zero coupon bond issued at a discount.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $3,639,685, which represented less than 1% of the Fund’s Net Assets.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco High Yield Select ETF	$249,082	$-	$-	$4,156	$-	$253,238	$13,762
Invesco Senior Loan ETF	-	2,536,800	-	(2,400)	-	2,534,400	36,511
Invesco Short Duration Bond ETF	296,220	-	(298,422)	2,562	(360)	-	7,677
Invesco Total Return Bond ETF	4,596,000	-	-	21,000	-	4,617,000	153,383
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	246,646,745	487,127,946	(510,997,936)	-	-	222,776,755	7,875,097
Invesco Liquid Assets Portfolio, Institutional Class	176,146,897	347,948,532	(364,998,526)	27,788	(3,384)	159,121,307	5,781,605
Invesco Treasury Portfolio, Institutional Class	281,881,994	556,717,653	(583,997,641)	-	-	254,602,006	8,979,710
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	108,303,142	708,616,198	(704,064,435)	-	-	112,854,905	4,561,491*
Invesco Private Prime Fund	275,096,423	1,623,771,577	(1,603,481,357)	(27,447)	85,686	295,444,882	12,379,297*
Total	$1,093,216,503	$3,726,718,706	$(3,767,838,317)	$25,659	$81,942	$1,052,204,493	$39,788,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value		Value
Equity Risk
S&P 500 Index	Call	10/18/2024	146	USD	5,425.00	USD	79,205,000	$1,893,620

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	893	September-2024	$181,906,892	$26,102	$26,102
U.S. Treasury 10 Year Notes	3,288	September-2024	357,724,125	(731,347)	(731,347)
U.S. Treasury Long Bonds	523	September-2024	60,700,688	(438,367)	(438,367)
U.S. Treasury Ultra Bonds	1,699	September-2024	208,021,312	(2,488,735)	(2,488,735)
Subtotal—Long Futures Contracts				(3,632,347)	(3,632,347)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,490	September-2024	(263,434,219)	150,122	150,122
U.S. Treasury 10 Year Ultra Notes	3,314	September-2024	(371,271,563)	1,546,246	1,546,246
Subtotal—Short Futures Contracts				1,696,368	1,696,368
Total Futures Contracts				$(1,935,979)	$(1,935,979)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Citibank, N.A.	EUR	11,853,000	USD	12,829,441	$(77,865)
08/22/2024	Citibank, N.A.	GBP	347,000	USD	435,078	(7,265)
08/22/2024	Morgan Stanley and Co. International PLC	CAD	13,131,000	USD	9,590,095	(59,891)
08/22/2024	State Street Bank & Trust Co.	EUR	2,445,000	USD	2,645,617	(16,862)
Total Forward Foreign Currency Contracts						$(161,883)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,152,084,376	$23,695,488	$2,175,779,864
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,287,759,226	—	1,287,759,226
Asset-Backed Securities	—	1,172,854,640	28,207,268	1,201,061,908
U.S. Treasury Securities	—	622,354,620	—	622,354,620
Preferred Stocks	55,877,213	18,513,896	—	74,391,109
Agency Credit Risk Transfer Notes	—	29,654,072	—	29,654,072
Non-U.S. Dollar Denominated Bonds & Notes	—	15,871,052	—	15,871,052
Variable Rate Senior Loan Interests	—	14,798,603	504,063	15,302,666
Exchange-Traded Funds	7,404,638	—	—	7,404,638
Municipal Obligations	—	6,916,564	—	6,916,564
Common Stocks & Other Equity Interests	3,975	—	2,779	6,754
Money Market Funds	636,500,068	408,299,787	—	1,044,799,855
Options Purchased	1,893,620	—	—	1,893,620
Total Investments in Securities	701,679,514	5,729,106,836	52,409,598	6,483,195,948
Other Investments - Assets*
Investments Matured	—	122,377	—	122,377
Futures Contracts	1,722,470	—	—	1,722,470
	1,722,470	122,377	—	1,844,847
Other Investments - Liabilities*
Futures Contracts	(3,658,449)	—	—	(3,658,449)
Forward Foreign Currency Contracts	—	(161,883)	—	(161,883)
	(3,658,449)	(161,883)	—	(3,820,332)
Total Other Investments	(1,935,979)	(39,506)	—	(1,975,485)
Total Investments	$699,743,535	$5,729,067,330	$52,409,598	$6,481,220,463

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Core Plus Bond Fund